Convertible Debt - Summary of Convertible Debt (Details) - USD ($)		3 Months Ended
	Sep. 29, 2021	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Foreign exchange (gain) loss		$ (11,453)	$ 391,964
Convertible debt		89,445,172				$ 100,877,838
Convertible debt
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 100,000,000				$ 1,827,778	100,000,000	$ 0
Borrowing costs recognised as expense		(1,599,737)
Principal of convertible note at end of period		101,827,778				100,000,000
Conversion feature issued		14,330,664				29,028,938	0
Issue of convertible instruments	27,681,043	0
Fair value (gain) loss on embedded derivative		(14,698,274)	1,347,895
Debt component issued	$ 72,318,957	75,114,508			1,827,778	71,848,900	$ 0
Transaction costs		0	(1,599,737)
Accrued interest paid in kind					$ (1,827,778)	0
Amortization of transaction costs		81,650	26,662
Accrued interest expense				$ 1,799,906		641,667
Accretion expense		1,384,052	$ 461,351
Convertible debt		$ 89,445,172				$ 100,877,838